Appendix 2.1 Summary of Trade Receivables by Time in Arrears (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 3,008,544	$ 2,576,458
Impairment provision, Trade receivables current	(684,508)	(642,587)
Trade receivables, Non-current	289,361	99,876
Impairment provision, Trade receivables non-current	(65,015)	(22,552)
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,693,052	3,219,045
Trade receivables, Non-current	354,376	122,428
Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,115,947	1,628,607
Impairment provision, Trade receivables current	(19,775)	(6,115)
Current [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,135,722	1,634,722
1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	335,253	382,833
Impairment provision, Trade receivables current	(4,191)	(3,785)
1-30 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	339,444	386,618
31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	113,218	117,537
Impairment provision, Trade receivables current	(10,916)	(7,314)
31-60 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	124,134	124,851
61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	106,533	51,447
Impairment provision, Trade receivables current	(10,529)	(6,936)
61-90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	117,062	58,383
91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	36,048	39,330
Impairment provision, Trade receivables current	(9,644)	(7,352)
91-120 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	45,692	46,682
121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	29,758	30,152
Impairment provision, Trade receivables current	(13,056)	(8,294)
121-150 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	42,814	38,446
151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	26,531	25,969
Impairment provision, Trade receivables current	(9,225)	(10,028)
151-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	35,756	35,997
181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	23,427	19,991
Impairment provision, Trade receivables current	(40,980)	(40,989)
181-210 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	64,407	60,980
211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	12,248	20,795
Impairment provision, Trade receivables current	(18,550)	(25,360)
211-250 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	30,798	46,155
More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	40,104	46,440
Impairment provision, Trade receivables current	(54,183)	(57,253)
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	94,287	103,693
More than 365 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	169,477	213,357
Impairment provision, Trade receivables current	(493,459)	(469,161)
More than 365 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	662,936	682,518
Trade Receivables, Generation and Transmission [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	643,944	421,110
Trade receivables, Non-current	29,555	90
Trade Receivables, Generation and Transmission [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(6,196)	(9,770)
Trade receivables, Non-current	(29,103)
Trade Receivables, Generation and Transmission [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	106,602	115,944
Trade receivables, Non-current	29,536	9
Trade Receivables, Generation and Transmission [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	55,544	138,566
Trade Receivables, Generation and Transmission [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	481,798	166,600
Trade receivables, Non-current	19	81
Trade Receivables, Generation and Transmission [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	514,703	212,248
Trade Receivables, Generation and Transmission [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	129,241	208,862
Trade receivables, Non-current	29,555	90
Trade Receivables, Generation and Transmission [Member] | Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	570,481	343,351
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(455)	5,124
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	76,662	88,188
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	55,544	138,566
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	438,275	116,597
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	514,703	212,248
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	55,778	131,103
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	20,280	17,089
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(6)	(16)
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	20,098	16,659
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	182	430
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	20,280	17,089
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	886	8,196
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(3)	(178)
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	863	7,975
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	23	221
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	886	8,196
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	43,848	184
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current		(30)
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,946	30
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	39,902	154
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	43,848	184
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	49	856
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(1)	(42)
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current		42
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	49	814
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	49	856
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1	32
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current		(28)
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current		28
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1	4
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	1	32
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	79	47
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current		(39)
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current		42
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	79	5
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	79	47
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,325	89
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(307)
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,065
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	260	89
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,325	89
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	288	629
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current		(2)
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current		2
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	288	627
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	288	629
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,042	6,354
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(2,968)	(2,973)
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,968	2,973
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	74	3,381
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,042	6,354
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,665	44,283
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(2,456)	(11,586)
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current		5
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,665	44,278
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,665	44,283
Trade Receivables Distribution [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,049,108	2,797,935
Trade receivables, Non-current	324,821	122,338
Trade Receivables Distribution [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(678,312)	(632,817)
Trade receivables, Non-current	(35,912)	(22,552)
Trade Receivables Distribution [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	666,505	684,522
Trade receivables, Non-current	15,498	15,956
Trade Receivables Distribution [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	287,758	331,472
Trade receivables, Non-current	46,793	71,802
Trade Receivables Distribution [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,094,845	1,781,941
Trade receivables, Non-current	262,530	34,580
Trade Receivables Distribution [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	506,230	554,064
Trade Receivables Distribution [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,542,878	2,243,871
Trade receivables, Non-current	324,821	122,338
Trade Receivables Distribution [Member] | Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,565,241	1,291,371
Trade Receivables Distribution [Member] | Current [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(19,320)	(11,239)
Trade Receivables Distribution [Member] | Current [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	374,227	415,100
Trade Receivables Distribution [Member] | Current [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	121,545	155,253
Trade Receivables Distribution [Member] | Current [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,069,469	721,018
Trade Receivables Distribution [Member] | Current [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	506,230	554,064
Trade Receivables Distribution [Member] | Current [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,059,011	737,307
Trade Receivables Distribution [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	319,164	369,529
Trade Receivables Distribution [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(4,185)	(3,769)
Trade Receivables Distribution [Member] | 1-30 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	58,211	76,194
Trade Receivables Distribution [Member] | 1-30 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	22,073	34,664
Trade Receivables Distribution [Member] | 1-30 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	238,880	258,671
Trade Receivables Distribution [Member] | 1-30 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	319,164	369,529
Trade Receivables Distribution [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	123,248	116,655
Trade Receivables Distribution [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(10,913)	(7,136)
Trade Receivables Distribution [Member] | 31-60 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	20,058	16,643
Trade Receivables Distribution [Member] | 31-60 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	12,779	12,742
Trade Receivables Distribution [Member] | 31-60 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	90,411	87,270
Trade Receivables Distribution [Member] | 31-60 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	123,248	116,655
Trade Receivables Distribution [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	73,214	58,199
Trade Receivables Distribution [Member] | 61-90 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(10,529)	(6,906)
Trade Receivables Distribution [Member] | 61-90 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	10,984	8,992
Trade Receivables Distribution [Member] | 61-90 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	19,803	9,993
Trade Receivables Distribution [Member] | 61-90 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	42,427	39,214
Trade Receivables Distribution [Member] | 61-90 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	73,214	58,199
Trade Receivables Distribution [Member] | 91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	45,643	45,826
Trade Receivables Distribution [Member] | 91-120 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(9,643)	(7,310)
Trade Receivables Distribution [Member] | 91-120 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,380	7,701
Trade Receivables Distribution [Member] | 91-120 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	6,230	6,431
Trade Receivables Distribution [Member] | 91-120 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	31,033	31,694
Trade Receivables Distribution [Member] | 91-120 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	45,643	45,826
Trade Receivables Distribution [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	42,813	38,414
Trade Receivables Distribution [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(13,056)	(8,266)
Trade Receivables Distribution [Member] | 121-150 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	7,597	5,947
Trade Receivables Distribution [Member] | 121-150 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,790	7,258
Trade Receivables Distribution [Member] | 121-150 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	30,426	25,209
Trade Receivables Distribution [Member] | 121-150 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	42,813	38,414
Trade Receivables Distribution [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	35,677	35,950
Trade Receivables Distribution [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(9,225)	(9,989)
Trade Receivables Distribution [Member] | 151-180 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	7,364	4,194
Trade Receivables Distribution [Member] | 151-180 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,768	6,610
Trade Receivables Distribution [Member] | 151-180 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	24,545	25,146
Trade Receivables Distribution [Member] | 151-180 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	35,677	35,950
Trade Receivables Distribution [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	62,082	60,891
Trade Receivables Distribution [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(40,673)	(40,989)
Trade Receivables Distribution [Member] | 181-210 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	10,669	7,462
Trade Receivables Distribution [Member] | 181-210 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,724	5,937
Trade Receivables Distribution [Member] | 181-210 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	47,689	47,492
Trade Receivables Distribution [Member] | 181-210 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	62,082	60,891
Trade Receivables Distribution [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	30,510	45,526
Trade Receivables Distribution [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(18,550)	(25,358)
Trade Receivables Distribution [Member] | 211-250 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	6,000	5,329
Trade Receivables Distribution [Member] | 211-250 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	5,187	9,099
Trade Receivables Distribution [Member] | 211-250 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	19,323	31,098
Trade Receivables Distribution [Member] | 211-250 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	30,510	45,526
Trade Receivables Distribution [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	91,245	97,339
Trade Receivables Distribution [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(51,215)	(54,280)
Trade Receivables Distribution [Member] | More than 251 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	20,894	18,712
Trade Receivables Distribution [Member] | More than 251 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,588	15,028
Trade Receivables Distribution [Member] | More than 251 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	61,763	63,599
Trade Receivables Distribution [Member] | More than 251 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	91,245	97,339
Trade Receivables Distribution [Member] | More than 365 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	660,271	638,235
Trade Receivables Distribution [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	(491,003)	(457,575)
Trade Receivables Distribution [Member] | More than 365 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	142,121	118,248
Trade Receivables Distribution [Member] | More than 365 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	79,271	68,457
Trade Receivables Distribution [Member] | More than 365 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	438,879	451,530
Trade Receivables Distribution [Member] | More than 365 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 660,271	$ 638,235